Fair Value Measurements - Fair Value, Liabilities, Measured on Recurring Basis, Unobservable Input Reconciliation (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 114	$ 64,392
Change in fair value		13,980
Ending balance		114
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	114	10,704
Settlements	0	(13,509)
Change in fair value	(90)	2,919
Ending balance	24	114
Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	51,170
Settlements		(58,639)
Change in fair value		7,469
Ending balance		0
Series C Convertible Preferred Stock at Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	2,518
Settlements		(6,110)
Change in fair value		3,592
Ending balance		$ 0